Finance Costs (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Finance Costs [Abstract]
Schedule of Components of Finance Costs	The components of finance costs were as follows:
(In USD)	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Finance costs -other than related parties
Interest on vehicle loans	$85,918	$91,171	$162,084	$190,938
Interest on finance leases	131,166	155,362	267,209	316,481
Interest on subcontractor liability	23,072	23,372	46,488	47,150
Change in fair value of convertible promissory note	-	575,434	-	995,456
Interest on redeemable promissory notes	1,320,861	-	1,467,623	-
Change in fair value of Atalaya Note	390,218	-		-
Change in fair value of SSCPN	-	6,141,965	-	16,661,212
Note issue expenses	-	525,588	-	1,564,210
Change in fair value of derivative financial instrument	-	813,566	-	10,036,375
Bank charges	6,405	6,107	13,605	23,930
Other borrowings cost	202,538	31,235	363,954	48,605
Total	$2,160,178	$8,363,800	$2,320,963	$29,884,357

Finance costs -to related parties
Interest on vehicle loans	$-	$12,915	$-	$25,777
Total	$-	$12,915	$-	$25,777
The components of finance costs were as follows:
	March 31, 2024	March 31, 2023
Finance costs -other than related parties
Interest on vehicle loans	$392,933	$620,211
Interest on finance leases	625,523	844,424
Interest on subcontractor liability	93,869	96,762
Change in fair value of preferred stock warrant liability	5,284,494	-
Discount on issue of Atalaya Note	632,595	-
Change in fair value of Atalaya Note	1,632,996	-
Change in fair value of SSCPN	-	9,312,177
Change in fair value of Notes	-	944,727
Change in fair value of derivative financial instrument	3,465,293	14,373,856
SSCPN issue expenses	1,564,210	961,628
Bank charges	33,933	85,434
Other borrowings cost	172,889	331,533
Total	13,898,735	27,570,752

Finance costs -to related parties
Interest on vehicle loans	$38,203	$64,844
Total	38,203	64,844